Financial instruments and risk concentration (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Allowance for losses based on the expected collectability of accounts receivable
Details of these Accounts receivable allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2012	$19	$12	$—	$31
2011	18	1	—	19
2010	23	(4)	(1)	18